EQUITY (Details 8) (USD $)	1 Months Ended	0 Months Ended		12 Months Ended
	Nov. 19, 2013	Mar. 12, 2013	Jan. 16, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares	171,450	42,857	142,857	1,820,575
Exercise Price	$ 2.1875	$ 0.35	$ 8.75	$ 2.43	$ 16.45
Black-Scholes Value	$ 1.20	$ 14.71	$ 13.57
Volatility	108.40%	137.70%	139.90%	109.00%	145.00%
Risk-free interest rate	1.37%	0.88%	0.75%	1.37%	1.42%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (years)	5 years	5 years	5 years	6 years	9 years 2 months 12 days
Bridge Loan [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares				28,727
Exercise Price				$ 0.35
Volatility				104.40%
Risk-free interest rate				0.68%
Expected dividend yield				0.00%
Expected term (years)				5 years
Bridge Loan [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Black-Scholes Value				$ 14.71
Bridge Loan [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Black-Scholes Value				$ 5.98